EATON VANCE HEXAVEST GLOBAL EQUITY FUND

Supplement to Summary Prospectus dated December 1, 2017

1.	The following replaces “Portfolio Managers.” under “Management”:

Portfolio Managers. The Fund is managed by a team comprised of:

Vital Proulx, Chairman and Chief Investment Officer at Hexavest, who has managed the Fund since its inception in August 2012;

Jean-Pierre Couture, Portfolio Manager at Hexavest, who has managed the Fund since its inception in August 2012;

Christian Crête, Portfolio Manager at Hexavest, who has managed the Fund since December 2014;

Marc Christopher Lavoie, President and Portfolio Manager at Hexavest, who has managed the Fund since its inception in August 2012;

Etienne Durocher-Dumais, Portfolio Manager at Hexavest, who has managed the Fund since June 2016; and

Kevin LeBlanc, Portfolio Manager at Hexavest, who has managed the Fund since June 2017.

January 31, 2018	28267 1.31.18

EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND

Supplement to Summary Prospectus dated December 1, 2017

1.	The following replaces “Portfolio Managers.” under “Management”:

Portfolio Managers. The Fund is managed by a team comprised of:

Vital Proulx, Chairman and Chief Investment Officer at Hexavest, who has managed the Fund since its inception in August 2012;

Jean-Pierre Couture, Portfolio Manager at Hexavest, who has managed the Fund since its inception in August 2012;

Christian Crête, Portfolio Manager at Hexavest, who has managed the Fund since December 2014;

Marc Christopher Lavoie, President and Portfolio Manager at Hexavest, who has managed the Fund since its inception in August 2012; and

Etienne Durocher-Dumais, Portfolio Manager at Hexavest, who has managed the Fund since June 2016.

January 31, 2018	28268 1.31.18

EATON VANCE HEXAVEST GLOBAL EQUITY FUND

EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND

Supplement to Prospectus dated December 1, 2017

1.	The following replaces “Portfolio Managers.” under “Fund Summaries – Eaton Vance Hexavest Global Equity Fund”:

Portfolio Managers. The Fund is managed by a team comprised of:

Vital Proulx, Chairman and Chief Investment Officer at Hexavest, who has managed the Fund since its inception in August 2012;

Jean-Pierre Couture, Portfolio Manager at Hexavest, who has managed the Fund since its inception in August 2012;

Christian Crête, Portfolio Manager at Hexavest, who has managed the Fund since December 2014;

Marc Christopher Lavoie, President and Portfolio Manager at Hexavest, who has managed the Fund since its inception in August 2012; and

Etienne Durocher-Dumais, Portfolio Manager at Hexavest, who has managed the Fund since June 2016; and

Kevin LeBlanc, Portfolio Manager at Hexavest, who has managed the Fund since June 2017.

2.	The following replaces “Portfolio Managers.” under “Fund Summaries – Eaton Vance Hexavest International Equity Fund”:

Portfolio Managers. The Fund is managed by a team comprised of:

Vital Proulx, Chairman and Chief Investment Officer at Hexavest, who has managed the Fund since its inception in August 2012;

Jean-Pierre Couture, Portfolio Manager at Hexavest, who has managed the Fund since its inception in August 2012;

Christian Crête, Portfolio Manager at Hexavest, who has managed the Fund since December 2014;

Marc Christopher Lavoie, President and Portfolio Manager at Hexavest, who has managed the Fund since its inception in August 2012; and

Etienne Durocher-Dumais, Portfolio Manager at Hexavest, who has managed the Fund since June 2016.

3.	The following replaces the third paragraph under “Hexavest Global Equity Fund.” in “Management and Organization”:

Hexavest Global Equity Fund is managed by a team of portfolio managers. Members of the team, each who have served as a portfolio manager of the Fund since it commenced operations in 2012, have been employed by Hexavest for more than five years and manage other Eaton Vance portfolios are: Vital Proulx, Marc Christopher Lavoie and Jean-Pierre Couture. Christian Crête and Etienne Durocher-Dumais are also members of the team, manage other Eaton Vance portfolios and have served as portfolio managers since 2014 and 2016, respectively. Kevin LeBlanc is also a member of the team and has served as portfolio manager since 2017. Mr. Proulx is Chairman and Chief Investment Officer of Hexavest. Mr. Lavoie is President and a Portfolio Manager of Hexavest. Mr. Couture is a Portfolio Manager of Hexavest. Mr. Crête joined Hexavest in 2012. Prior to joining Hexavest, Mr. Crête spent thirteen years at New Brunswick Investment Management Corporation where he held numerous roles, including Equity Portfolio Manager and Research Economist/Analyst. Mr. Durocher-Dumais is a Portfolio Manager at Hexavest. Mr. Durocher-Dumais joined Hexavest in 2012, and prior to that he was an Equity Research Associate as Desjardins Securities. Mr. LeBlanc joined Hexavest in 2015 as an Equity Analyst on the North American portfolios, and prior to that he was a research associate at Dundee Capital Markets.

4.	The following replaces the third paragraph under “Hexavest International Equity Fund.” in “Management and Organization”:

Hexavest International Equity Fund is managed by a team of portfolio managers. Members of the team, each who have served as a portfolio manager of the Fund since it commenced operations in 2012, have been employed by Hexavest for more than five years and manage other Eaton Vance portfolios are: Vital Proulx, Marc Christopher Lavoie and Jean-Pierre Couture. Christian Crête and Etienne Durocher-Dumais are also members of the team, manage other Eaton Vance portfolios and have served as portfolio managers since 2014 and 2016, respectively. Mr. Proulx is Chairman and Chief Investment Officer of Hexavest. Mr. Lavoie is President and a Portfolio Manager of Hexavest. Mr. Couture is a Portfolio Manager of Hexavest. Mr. Crête joined Hexavest in 2012. Prior to joining Hexavest, Mr. Crête spent thirteen years at New Brunswick Investment Management Corporation where he held numerous roles, including Equity Portfolio Manager and Research Economist/Analyst. Mr. Durocher-Dumais is a Portfolio Manager at Hexavest. Mr. Durocher-Dumais joined Hexavest in 2012, and prior to that he was an Equity Research Associate as Desjardins Securities.

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EATON VANCE HEXAVEST GLOBAL EQUITY FUND
EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND
Supplement to Statement of Additional Information dated December 1, 2017

1.	The following replaces the table under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:
	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Jean-Pierre Couture
Registered Investment Companies	2	$173.6	0	$0
Other Pooled Investment Vehicles	12	$5,823.0	1	$105.8
Other Accounts	16	$4,164.7	6	$862.1
Christian Crête
Registered Investment Companies	2	$173.6	0	$0
Other Pooled Investment Vehicles	12	$5,823.0	1	$105.8
Other Accounts	16	$4,164.7	6	$862.1
Etienne Durocher-Dumais
Registered Investment Companies	2	$173.6	0	$0
Other Pooled Investment Vehicles	12	$5,823.0	1	$105.8
Other Accounts	16	$4,164.7	6	$862.1
Marc Christopher Lavoie
Registered Investment Companies	2	$173.6	0	$0
Other Pooled Investment Vehicles	12	$5,823.0	1	$105.8
Other Accounts	16	$4,164.7	6	$862.1
Kevin LeBlanc
Registered Investment Companies	1	$158.9	0	$0
Other Pooled Investment Vehicles	12	$5,823.0	1	$105.8
Other Accounts	10	$3,300.2	3	$618.7
Vital Proulx
Registered Investment Companies	2	$173.6	0	$0
Other Pooled Investment Vehicles	12	$5,823.0	1	$105.8
Other Accounts	16	$4,164.7	6	$862.1

January 31, 2018